Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 6 - SUBSEQUENT EVENTS

Since April 1, 2014, the Company has sold 1,810,000 shares of common stock at a price of $0.50 per share for gross proceeds of $905,000, of which $555,000 in proceeds had been received as deposits for the purchase of common stock in the three months ended March 31, 2014.

Since April 1, 2014, the Company received $25,000 in deposits to be applied to the purchase of 50,000 shares of common stock pending successful completion of the subscription process.  As of May 20, 2014, the aggregate amount of funds on deposit to be applied to the purchase of common stock is $75,000.

NOTE 7 – SUBSEQUENT EVENTS

During the first three months of fiscal 2014, the Company issued 990,000 shares at $0.50 for a total amount of $495,000.   In addition, the Company has received cash deposits of an additional $350,000 to be applied to the purchase of 700,000 shares of common stock.  Such shares have not been issued.

On February 11, 2014, the Company entered into an investment with the Kodiak Capital Group, LLC to provide up to $5 million of additional equity capital. 147,058 shares were issued to the investor as a commitment fee.